Pension Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans	$ 14.8	$ 14.5	$ 18.3
Accumulated benefit obligation	116.1	115.0
Estimations of contributions into benefit plan during 2014	$ 11.2
NORWAY
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	71.00%
AUSTRALIA
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	29.00%